RISK MANAGEMENT - Structural foreign exchange risk - Financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 274,682,875		$ 343,332,362
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	58,122,395	$ 11,985	156,707,240	$ 30,212
Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		98		9,150
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,370,870		14,259,498
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	235,373,468		290,172,863
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805		37,493,866
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,674,477		44,664,373
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	179,115,847		220,297,825
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35,699,330	7,421	103,475,257	20,187
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1		5,804
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,841,407		10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,841,407		10,986,770
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,939,915		38,900,001
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,380,573		19,027,205
Trade receivables [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,694,659	705	2,435,666	383
Trade receivables [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		63		229
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,032,857		36,642,829
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,032,857		36,642,829
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,972,792	1,208	26,800,791	4,711
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		34		2,021
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,923,279	608	469,723	118
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805		37,493,866
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,887		4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,887		4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	180,032	37	493,454	111
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				13
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805		37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,135,015	1,691	22,062,791	4,459
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Other currencies [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets				1,083
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,062,259		1,207,157
Derivatives [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,041,405		1,162,909
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,041,405		1,162,909
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,512,459	314	952,889	239
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,854		44,248
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,854		44,248
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 4,829	$ 1	$ 16,669	$ 4